TERM DEBT - Disclosure of carrying value of long-term debt (Details) $ in Thousands, $ in Millions	Dec. 31, 2022 CAD ($)	Sep. 26, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Jun. 19, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Total carrying value of long-term debt	$ 78,932		$ 134,747	$ 120,435
2020 Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Senior Notes - outstanding principal	120,648		120,648
Principal repayment, net of outstanding PIK interest	(42,414)		23,374
Foreign exchange revaluation	$ 698		$ (9,275)
Total carrying value of long-term debt		$ 56.5			$ 112.0